Note 6 - Long-term Debt - Debt Repayment Requirements (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
2020	$ 345,000
2021	500,000
2022	255,184,000
2023
2024
Thereafter	10,216,000
Total	$ 266,245,000	$ 409,396,000